1933 Act File No. 33-69268
1940 Act File No. 811-8042

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X

Pre-Effective Amendment No.

Post-Effective Amendment No. 48	X

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	X

Amendment No. 49	X

FEDERATED INSURANCE SERIES

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds, 5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire,
Federated Investors Tower,
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on April 28, 2008 pursuant to paragraph (b)
  _ 60 days after filing pursuant to paragraph (a) (i)
   on pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on ____________pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

 X   This post-effective amendment designates a new effective date for apreviously filed post-effective amendment.

Copies To:
Melanie Maloney, Esquire
Jennifer Eck
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, D.C.  20006

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, parts A and B of Post-Effective Amendment No. 47 filed February 1, 2008 in their entirety.
(File NO. 33-69268 and 811-8042)

PART C.                   OTHER INFORMATION.

Item 23.	Exhibits:

(a)	(i)	Conformed copy of Amended and Restated Declaration of Trust of the Registrant (33)
(b)	(i)	Copy of By-Laws of the Registrant; (2)
	(ii)	Copy of Amendment No. 1 to the By-Laws; (19)
	(iii)	Copy of Amendment No. 2 to the By-Laws; (19)
	(iv)	Copy of Amendment No. 3 to the By-Laws;(19)
	(v)	Copy of Amendment No. 4 to the By-Laws; (30)
	(vi)	Copy of Amendment No. 5 to the By-Laws; (30)
	(vii)	Copy of Amendment Nos. 6,7 & 8 to the By-Laws; (33)
(c)	(i)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated American Leaders Fund II; (15)
	(ii)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Utility Fund II; (15)
	(iii)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Fund for U.S. Government Securities II; (15)
	(iv)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated High Income Bond Fund II; (15)
	(v)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Prime Money Fund II; (15)
	(vi)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated International Equity Fund II; (4)
	(vii)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Growth Strategies Fund II; (15)
	(viii)	Copy of Specimen Certificate for Shares of Beneficial Interest of Federated Equity Income Fund II; (15)
(d)	(i)	Conformed copy of Investment Advisory Contract between the Registrant and Federated Advisers;(3)
	(ii)	Conformed copy of Exhibit A to the Investment Advisory Contract; (3)
	(iii)	Conformed copy of Exhibit B to the Investment Advisory Contract; (23)
	(iv)	Conformed copy of Exhibit C to the Investment Advisory Contract; (3)
	(v)	Conformed copy of Exhibit D to the Investment Advisory Contract; (3)
	(vi)	Conformed copy of Exhibit E to the Investment Advisory Contract; (3)
	(vii)	Conformed copy of Exhibit F to the Investment Advisory Contract; (6)
	(viii)	Conformed copy of Exhibit G to the Investment Advisory Contract; (10)
	(ix)	Conformed copy of Exhibit H to the Investment Advisory Contract; (12)
	(x)	Conformed copy of Exhibit I to the Investment Advisory Contract; (20)
	(xi)	Conformed copy of Exhibit J to the Investment Advisory Contract; (22)
	(xii)	Conformed copy of Exhibit K to the Investment Advisory Contract; (22)
	(xiii)	Conformed copy of Exhibit L to the Investment Advisory Contract; (24)
	(xiv)	Conformed Copy of Amendment to the Investment Advisory Contract; (25)
	(xv)	Conformed copy of Investment Advisory Contract between the Registrant and Federated Global Research Corp. with respect to Federated International Equity Fund II; (10)
	(xvi)	Conformed copy of Exhibit A to Investment Advisory Contract; (10)
	(xvii)	Conformed copy of Exhibit B to Investment Advisory Contract; (26)
	(xviii)	Conformed copy of Sub-Advisory Agreement between Federated Advisers and Federated Global Research Corp. with respect to Federated Utility Fund II; (17)
	(xix)	Conformed copy of Exhibit A to Sub-Advisory Contract; (10)
	(xx)	Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp. with respect to Federated Strategic Income Fund II; (22)
	(xxi)	Conformed copy of Exhibit A to Sub-Advisory Contract; (10)
	(xxii)	Conformed copy of Exhibit M to the Investment Advisory Contract; (27)
	(xxiii)	Conformed copy of Sub-Advisory Agreement between Federated Investment Management Company and Federated Global Investment Management Corp. with respect to Federated Kaufmann Fund II; (27)
	(xxiv)	Conformed copy of Exhibit A to Sub-Advisory Contract; (27)
	(xxv)	Conformed Copy of Assignment of Advisory Contract and Sub-Advisory Contract; (30)
	(xxvi)	Conformed Copy of new Sub-Advisory Contract with respect to Federated Capital Income Fund II; (30)
	(xxvii)	Conformed copy of new Advisory Contract between Federated Equity Management Company of Pennsylvania and Registrant; (33)
	(xxviii)	Conformed copy of Exhibit B to the Sub-Advisory Agreement; (33)
(e)	(i)	Conformed copy of Distributor’s Contract of the Registrant; (3)
	(ii)	Conformed copy of Exhibit A to Distributor’s Contract; (3)
	(iii)	Conformed copy of Exhibit B to Distributor’s Contract; (3)
	(iv)	Conformed copy of Exhibit C to Distributor’s Contract; (3)
	(v)	Conformed copy of Exhibit D to Distributor’s Contract; (3)
	(vi)	Conformed copy of Exhibit E to Distributor’s Contract; (23)
	(vii)	Conformed copy of Exhibit F to Distributor’s Contract; (23)
	(viii)	Conformed copy of Exhibit G to Distributor’s Contract; (10)
	(ix)	Conformed copy of Exhibit H to Distributor’s Contract; (12)
	(x)	Conformed copy of Exhibit I to Distributor’s Contract; (20)
	(xi)	Conformed copy of Exhibit J to Distributor’s Contract; (22)
	(xii)	Conformed copy of Exhibit K to Distributor’s Contract; (22)
	(xiii)	Conformed copy of Exhibit L to Distributor’s Contract; (23)
	(xiv)	Conformed copy of Exhibit M to Distributor’s Contract; (23)
	(x)	Conformed copy of Exhibit N to Distributor’s Contract; (24)
	(xi)	Conformed copy of Amendment to the Distributor’s Contract; (25)
	(xii)	Conformed copy of Exhibit O to Distributor’s Contract; (27)
(xiii)
The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b) (6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995.  (File Nos. 33-38550 and 811-6269).

	(xiv)	Conformed copy of Exhibit P to Distributor’s Contract; (30)
	(xv)	Conformed copy of Exhibit Q to Distributor’s Contract; (33)
(f)		Not Applicable;
(g)	(i)	Conformed copy of Custodian Contract of the Registrant; (7)
	(ii)	Conformed copy of Domestic Custody Fee Schedule; (17)
(h)	(i)	Conformed copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (19)
(ii)
The Registrant hereby incorporates the conformed copy of Amendment No. 2 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

(iii)
The Registrant hereby incorporates the conformed copy of Amendment No. 3 to the Amended & Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement from Item 23 (h)(v) of the Federated U.S. Government Securities:  2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);

	(iv)	Conformed copy of Amended and Restated Shareholder Services Agreement;(16)
(v)
The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv)of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004.  (File Nos. 33-50773 and 811-7115);

(vi)
The Registrant hereby incorporates the conformed copy of the Second Amended and Restated Services Agreement, with attached Schedule 1 revised 6/30/04, from Item 23(h)(vii) of th Cash Trust Series, Inc. Registration Statement filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

(vii)
The Registrant hereby incorporates the conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 6/30/04, from Item 23(h)(viii) of th Cash Trust Series, Inc. Registration Statement filed with the Commission on July 29, 2004. (File Nos. 33-29838 and 811-5843)

(viii)
The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23 (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2005. (File Nos. 33-60411 and 811-07309)

(ix)
The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, form Item 23(h)(ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005.  (File Nos. 33-29838 and 811-5843)

(x)
The Registrant hereby incorporates the Conformed copy of the Financial Administration and Accounting Services Agreement, with attached Exhibit A revised 3/1/06, from Item (h)(viii) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

(xi)
The Registrant hereby incorporates the Conformed copy of the Transfer Agency and Service Agreement between the Federated Funds listed on Schedule A revised 3/1/06, from Item (h)(ix) of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 26, 2006.  (File Nos. 33-60411 and 811-07309)

(i)		Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
(j)		Consent of Independent Auditors; (34)
(k)		Not Applicable;
(l)		Conformed copy of Initial Capital Understanding;(2)
(m)	(i)	Conformed Copy of Distribution Plan of the Registrant; (31)
	(ii)	Conformed copy of Exhibit D to the Distribution Plan; (33)
(n)
The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181).

(o)	(i)	Conformed copy of Power of Attorney; (24)
	(ii)	Conformed copy of Chief Investment Officer; (24)
	(iii)	Conformed copy of Power of Attorney of Chief Investment Officer; (28)
	(iv)	Conformed copy of Power of Attorney of President; (31)
	(v)	Conformed copy of Power of Attorney of Trustee; (33)
	(vi)	Conformed copy of Power of Attorney of Treasurer; (33)
	(vii)	Conformed copy of Power of Attorney of Trustee; (33)
	(viii)	Conformed copy of Power of Attorney of Trustee; (34)
(p)
The Registrant hereby incorporates the conformed coy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23 (p) of the Money Market Obligations Trust Registration Statement filed on Form N-1A, filed with the Commission on February 25, 2005.  (File Nos. 33-31602 and 811-5950);

(1)	Response is incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-1A filed December 10, 1993. (File Nos. 33-69268 and 811-8042).
(2)	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed April 29, 1994. (File Nos. 33-69268 and 811-8042).
(3)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-1A filed August 23, 1994. (File Nos. 33-69268 and 811-8042).
(4)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 3 on Form N-1A filed January 19, 1995. (File Nos. 33-69268 and 811-8042).
(6)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-1A filed April 3, 1995. (File Nos. 33-69268 and 811-8042).
(7)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-1A filed April 21, 1994. (File Nos. 33-69268 and 811-8042).
(10)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 9 on Form N-1A filed February 16, 1996. (File Nos. 33-69268 and 811-8042).
(11)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 10 on Form N-1A filed March 28, 1996. (File Nos. 33-69268 and 811-8042).
(12)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 12 on Form N-1A filed February 10, 1997. (File Nos. 33-69268 and 811-8042).
(13)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 15 on Form N-1A filed July 31, 1997. (File Nos. 33-69268 and 811-8042).
(14)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 17 on Form N-1A filed March 9, 1998. (File Nos. 33-69268 and 811-8042).
(17)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 18 on Form N-1A filed April 22, 1998. (File Nos. 33-69268 and 811-8042).
(19)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 20 on Form N-1A filed February 18, 1999. (File Nos. 33-69268 and 811-8042).
(20)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-1A filed April 20, 1999. (File Nos. 33-69268 and 811-8042).
(22)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-1A filed February 17, 2000. (File Nos. 33-69268 and 811-8042).
(23)	Response is incorporated by reference to the Registrant’s Post-Effective Amendment No. 28 on Form N-1A filed April 19, 2000. (File Nos. 33-69268 and 811-8042).
(24)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed April 23, 2001. (File Nos. 33-69268 and 811-8042).
(25)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 30 on Form N-1A filed February 25, 2002. (File Nos. 33-69268 and 811-8042).
(26)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No.31 on Form N-1A filed February 28, 2002. (File Nos. 33-69268 and 811-8042).
(27)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 36 on Form N-1A filed April 29, 2002. (File Nos. 33-69268 and 811-8042).
(28)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 37 on Form N-1A filed February 18, 2003. (File Nos. 33-69268 and 811-8042).
(29)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 39 on Form N-1A filed on April 29, 2003. (File Nos. 33-39268 and 811-8042).
(30)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 40 on Form N-1A filed on February 20, 2004. (File Nos. 33-39268 and 811-8042).
(31)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 41 on Form N-1A filed on April 29, 2004. (File Nos. 33-39268 and 811-8042).
(32)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 43 on Form N-1A filed on April 27, 2005. (File Nos. 33-39268 and 811-8042).
(33)	Response is incorporated by reference to Registrant’s Post-Effective Amendment No. 45 on Form N-1A filed on April 28, 2006. (File Nos. 33-39268 and 811-8042).
(34)	Response is incorporated by reference to Rgistrant’s Post-Effective Amendment No. 46 on Form N-1A filed on April 27, 2007. (File Nos. 33-39268 and 811-8042).

Item 24.	Persons Controlled by or Under Common Control with Registrant:

None

Item 25.	Indemnification: (1)

Item 26.	Business and Other Connections of Investment Adviser:
For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer and Trustee:	John B. Fisher

Executive Vice President:	Stephen F. Auth

Senior Vice Presidents:	Linda A. Duessel
Curtis Gross
Steven Lehman
Carol R. Miller

Vice Presidents:	G. Andrew Bonnewell
David P. Gilmore
Igor Golalic
John W. Harris
Angela Kohler
Kevin McClosky
John L. Nichol
Michael R. Tucker

Assistant Vice Presidents:	Dana Meissner

Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustee of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer and Trustee:	John B. Fisher

Executive Vice President:	Stephen F. Auth

Senior Vice President:	Philip J. Orlando

Vice Presidents:	G. Andrew Bonnewell
Regina Chi
Marc Halperin
Aash M. Shah
Leornardo A. Vila
Richard A. Winkowski Jr.

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment adviser is 175 Water Street, New York, New York 10038-4965.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?"  The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:  Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE  19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer and Trustee:	John B. Fisher

Vice Chairman:	William D. Dawson, III

Senior Vice Presidents:	Todd Abraham
J. Scott Albrecht
Joseph M. Balestrino
Randall Bauer
Jonathan C. Conley
Deborah A. Cunningham
Mark E. Durbiano
Donald T. Ellenberger
Susan R. Hill
Robert M. Kowit
Jeffrey A. Kozemchak
Mary Jo Ochson
Robert J. Ostrowski
Ihab Salib
Paige Wilhelm

Vice Presidents:	Nancy J.Belz
G. Andrew Bonnewell
Hanan Callas
Jerome Conner
James R. Crea, Jr.
Karol Crummie
Lee R. Cunningham, II
B. Anthony Delserone,Jr.
William Ehling
Eamonn G. Folan
Richard J. Gallo
John T. Gentry
Kathyrn P. Glass
Patricia L. Heagy
William R. Jamison
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Marian R. Marinack
Kevin McCloskey
John W. McGonigle
Natalie F. Metz
Thomas J. Mitchell
Joseph M. Natoli
Bob Nolte
Mary Kay Pavuk
Jeffrey A. Petro
John Polinski
Rae Ann Rice
Brian Ruffner
Roberto Sanchez-Dahl,Sr.
John Sidawi
Michael W. Sirianni, Jr.
Christopher Smith
Kyle Stewart
Mary Ellen Tesla
Timothy G. Trebilcock
Paolo H. Valle
Stephen J. Wagner
Mark Weiss
George B. Wright

Assistant Vice Presidents:	Jason DeVito
Bryan Dingle
Timothy Gannon
James Grant
Tracey L. Lusk
Ann Manley
Karl Mocharko
Joseph Mycka
Nick Navari
Gene Neavin
Liam O’Connell
Nichlas S. Tripodes

Secretary:	G. Andrew Bonnewell

Treasurer:	Thomas R. Donahue

Assistant Treasurer:	Denis McAuley, III

The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.	Principal Underwriters:

(a)	Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.

(b)

(1)	(2)	(3)
Positions and Offices		Positions and Offices
With Distributor	Name	With Registrant

Chairman:	Richard B. Fisher	Vice President

Executive Vice
Vice President, Assistant
Secretary and Director:	Thomas R. Donahue

President and Director:	Thomas E. Territ

Vice President and Director:	Peter J. Germain

Treasurer and Director:	Denis McAuley III

Senior Vice Presidents:	Michael Bappert
Michael Benacci
Richard W. Boyd
Charles L. Davis, Jr.
Laura M. Deger
Peter W. Eisenbrandt
Theodore Fadool, Jr.
James S. Hamilton
James M. Heaton
Harry J. Kennedy
Michael W. Koenig
Anne H. Kruczek
Amy Michaliszyn
Richard C. Mihm
Keith Nixon
Rich Paulson
Solon A. Person, IV
Chris Prado
Brian S. Ronayne
Colin B. Starks
Robert F. Tousignant
William C. Tustin
Paul Uhlman

Vice Presidents:	Irving Anderson
Dan Berry
John B. Bohnet
Edward R. Bozek
Jane E. Broeren-Lambesis
Daniel Brown
Bryan Burke
Mark Carroll
Dan Casey
Scott Charlton
Steven R. Cohen
James Conely
Kevin J. Crenny
G. Michael Cullen
Beth C. Dell
Ron Dorman
Donald C. Edwards
Lee England
Timothy Franklin
Peter Germain
Jamie Getz
Scott Gundersen
Peter Gustini
Dayna C. Haferkamp
Raymond J. Hanley
Vincent L. Harper, Jr.
Bruce E. Hastings
Jeffrey S. Jones
Ed Koontz
Christopher A. Layton
Michael H. Liss
Michael R. Manning
Michael Marcin
Martin J. McCaffrey
Mary A. McCaffrey
Vincent T. Morrow
Doris T. Muller
Alec H. Neilly
Rebecca Nelson
John A. O’Neill
James E. Ostrowski
Stephen Otto
Brian Paluso
Mark Patsy
Robert F. Phillips
Josh Rasmussen
Richard A. Recker
Ronald Reich
Christopher Renwick
Diane M. Robinson
Timothy A. Rosewicz
Thomas S. Schinabeck
Edward J. Segura
Peter Siconolfi
Edward L. Smith
John A. Staley
Jack L. Streich
Mark Strubel
Michael Vahl
David Wasik
G. Walter Whalen
Stephen White
Jeff Wick
Lewis Williams
Edward J. Wojnarowski
Michael P. Wolff
Erik Zettlemayer
Paul Zuber

Assistant Vice Presidents:	Robert W. Bauman
William Rose

Secretary:	C. Todd Gibson

Assistant Treasurer:	Lori A. Hensler
Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

(c)	Not applicable

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Federated Insurance Series., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 1st day of February 2008.

FEDERATED INSURANCE SERIES

BY: /s/ C. Grant Anderson
C. Grant Anderson, Assistant Secretary
April 10, 2008

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

	NAME	TITLE	DATE

By:	/s/C. Grant Anderson	Attorney In Fact	April 10, 2008
	C. Grant Anderson	For the Persons
	ASSISTANT SECRETARY	Listed Below

NAME	TITLE

John F. Donahue*	Trustee

John B. Fisher	President

J. Christopher Donahue*	Trustee
(Principal Executive Officer)

Richard A Novak *	Treasurer
(Principal Financial Officer)

Stephen F. Auth *	Chief Investment Officer

William D. Dawson, III*	Chief Investment Officer

Thomas G. Bigley*	Trustee

Nicholas P. Constantakis*	Trustee

John T. Conroy, Jr.*	Trustee

John F. Cunningham*	Trustee

Lawrence D. Ellis, M.D.*	Trustee

Peter E. Madden*	Trustee

Charles F. Mansfield, Jr.	Trustee

John E. Murray, Jr.*	Trustee

Thomas O’Neil	Trustee

Marjorie P. Smuts*	Trustee

John S. Walsh*	Trustee

James F. Will	Trustee

•	By Power of Attorney